SCHEDULE OF NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Non-controlling interest, beginning	$ 530,492
Net loss attributable to non-controlling interest	(43,300)	$ 4,936	$ 18,650
Foreign currency translation adjustment	9,989
Non-controlling interest, ending	497,181	530,492
Xi'an DT [Member]
Non-controlling interest, beginning	472,812
Net loss attributable to non-controlling interest	(5,700)
Foreign currency translation adjustment	1,315
Non-controlling interest, ending	468,427	472,812
Tianjin YHX [Member]
Non-controlling interest, beginning	57,680
Net loss attributable to non-controlling interest	(37,600)
Foreign currency translation adjustment	8,674
Non-controlling interest, ending	$ 28,754	$ 57,680